3. Summary of Significant Accounting Policies (Details - Contract balance) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Accounts receivable, current and noncurrent	$ 17,061	$ 16,539
Advance from customers	$ 1,377	$ 17,632